ACQUISITIONS AND FORECLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Campus Club Apartments - Tampa, Florida [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$1,650
Buildings	5,965
Site improvements	285
Personal property	200
8,100
Acquired intangibles − in-place leases	435
Fair value assigned	$8,535

Heatherwood Apartments - Inkster, Michigan [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the fair value (in thousands) of the Heatherwood Apartments and related net assets acquired in exchange for the Heatherwood Note:

Rental property:
Land	$310
Buildings	1,412
1,722
Acquired intangibles − in-place leases	178
Security deposit liability	(11)
Fair value assigned	$1,889

The Redford - Houston, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$4,073
Buildings	4,750
Site improvements	401
Furniture, fixtures & equipment	262
Tenant improvements	84
9,570
Acquired intangibles − in-place leases	1,558
Leasing commissions	209
Legal & marketing costs	63
Fair value assigned	$11,400

Cannery Lofts - Dayton, Ohio [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Land	$160
Buildings	7,418
Site improvements	10
Parking garage	392
Tenant improvements	93
Personal property	200
8,273
Acquired intangibles − in-place leases	609
Leasing commissions	27
Legal fees	8
Fair value assigned	$8,917

Williamsburg Apartments - Cincinnati, Ohio [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table presents the adjusted fair value of the net assets acquired (in thousands):

Rental property:
Land	$3,223
Site Improvements	2,758
Buildings	32,353
Personal Property	1,007
39,341
Acquired intangibles − in-place leases	1,909
Prepaid real estate insurance	49
Accrued expenses	(37)
Security deposits	(208)
Prepaid rents	(29)
Fair value assigned	$41,025

Park Forest Apartments - Oklahoma City, Oklahoma [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$572
Buildings	1,389
1,961
Acquired intangibles − in-place leases	88
Prepaid real estate insurance	14
Security deposits	(16)
Fair value assigned	$2,047

Foxwood Apartments - Memphis, Tennessee [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$591
Buildings	1,449
2,040
Acquired intangibles − in-place leases	236
Prepaid real estate insurance	16
Accrued expenses	(57)
Security deposits	(32)
Prepaid rents	(1)
Fair value assigned	$2,202

Skyview at Palm Center - Harris County, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$2,535
Buildings	11,283
13,818
Acquired intangibles − in-place leases	608
Prepaid real estate insurance	49
Accrued expenses	(14)
Security deposits	(40)
Prepaid rents	(14)
Fair value assigned	$14,407

Flagstone Gardens - Houston, Texas [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired
The following table reflects the estimated values of the net assets acquired (in thousands):

Rental property:
Land	$1,444
Buildings	3,795
5,239
Acquired intangibles − in-place leases	262
Prepaid real estate insurance	54
Security deposits	(13)
Fair value assigned	$5,542